Segment Information - Power Segment (Details) $ in Millions	3 Months Ended			12 Months Ended
	Dec. 31, 2015 USD ($)	Jul. 04, 2015 USD ($) MW	Sep. 27, 2014 USD ($)	Dec. 31, 2016 USD ($) segment MW	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Mar. 29, 2014 MW
Segment Information
Number of reportable segments | segment				6
Gain on sale of assets						$ 5
Interest income recorded for interest recognized on certain customer receivable balances				$ 15	$ 40	$ 14
Electricity generating facility | Dominican Republic
Segment Information
Amount invested under equity method		$ 10
Capacity of power facility (in megawatts) | MW		300
Power | Electricity generating facility | Dominican Republic
Segment Information
Percentage of ownership interest accounted as equity method investment		29.90%		29.90%
Amount invested under equity method		$ 10
Capacity of power facility (in megawatts) | MW		300		300
Power | Floating power generating facility | Dominican Republic
Segment Information
Capacity of power facility leased (in megawatts) | MW							72
Gain on sale of assets			$ 5
Power | Accounts Receivable
Segment Information
Interest income recorded for interest recognized on certain customer receivable balances	$ 31